Income Taxes - Summary of net deferred tax assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued bonus	$ 310	$ 0
Deferred revenue	281	0
Non-qualified stock compensation	1,002	124
Accrued expenses	119	0
Warrant expenses	138	0
Depreciation and amortization	170	0
Other	809	8
Lease liabilities	1,023	1,176
R&D credit carryforwards	3,781	1,733
Net operating loss carryforwards	14,148	13,516
Total deferred tax assets	21,781	16,557
Valuation allowance	(20,388)	(11,747)
Total deferred tax assets net of valuation allowance	1,393	4,810
Deferred tax liabilities:
Depreciation and amortization	0	(173)
Right of use assets	(979)	(1,135)
Capitalized patents		(181)
Internally developed software	0	(354)
Capitalized R&D costs	(414)	(2,967)
Total deferred tax liabilities	(1,393)	(4,810)
Net deferred tax assets (liabilities)	$ 0	$ 0